CONSOLIDATED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) earnings	$ (533,330)	$ 258,317	$ (1,192,455)
Other comprehensive (loss) income, net of income taxes:
Change in foreign currency translation adjustment	(2,860)	3,428	(18,829)
Change in net unrealized gains and losses on interest rate swaps	2,003	(696)	0
Change in unrealized gains and losses on available-for-sale marketable debt securities	(20)	(33)	53
Total other comprehensive (loss) income, net of income taxes	(877)	2,699	(18,776)
Comprehensive (loss) income, net of income taxes	(534,207)	261,016	(1,211,231)
Components of comprehensive (income) loss attributable to noncontrolling interests:
Net (earnings) loss attributable to noncontrolling interests	(6,567)	7,625	22,285
Change in foreign currency translation adjustment attributable to noncontrolling interests	412	(513)	1,235
Comprehensive (income) loss attributable to noncontrolling interests	(6,155)	7,112	23,520
Comprehensive (loss) income attributable to IAC shareholders	$ (540,362)	$ 268,128	$ (1,187,711)